Discontinued Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of losses from discontinued operations net of tax
Revenues	$ 100,000	$ 0	$ 3,300,000
Pre-tax loss income from discontinued operations	(200,000)	(200,000)	(52,700,000)
Income tax (expense) benefit	(200,000)	(100,000)	18,200,000
(Loss) income from discontinued operations, net of tax	$ (404,000)	$ (359,000)	$ (34,514,000)